Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Share-based payments [Abstract]
Weighted average fair value and exercise prices of options granted
	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Weighted average exercise price	57.51	28.86	63.94	25.47
Weighted average fair value	35.14	17.91	39.52	15.62